RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS

Note 5 – Accounts Payable – Related Party

IMHC is a wholly owned subsidiary of BitNile, Inc and BitNile, Inc is a wholly owned subsidiary of BitNile Holdings, Inc. During the six months period ended June 30, 2022, BitNile Holdings, Inc. made vendor payments on behalf of IMHC amounting to $14,777.

During the six months ending June 30, 2021, the Company made stockholder repayments of $7,056. As of December 31, 2021, the balance due to the Company’s officers was $nil. These loans were unsecured, non-interest bearing and due on demand.

NOTE 4 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2021, the Company made repayments of $5,048. As of December 31, 2021 and 2020, the balance due to our officers was nil and $14,785, respectively. These loans are unsecured, non-interest bearing and due on demand. The Chief Executive Officer, Vincent Andreula, received cash payments of $25,000 and stock equity of $28,860 for services rendered during the year ended December 31, 2021

During the year ended December 31, 2020, our officer, Vincent Andreula, loaned to the Company $34,000 and $19,215 was repaid. The $34,000 was used to pay and settle $44,000 of outstanding notes payable with non-related parties and the $10,000 was forgiven by the note holder and recorded as a gain on forgiveness of debt.

Turnongreen Inc [Member]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

Allocation of General Corporate Expenses

BitNile provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under BitNile. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of BitNile. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. BitNile allocated $100,000 and $160,000 of costs for the three and six months ended June 30, 2022, respectively, and allocated $83,000 and $165,000 of costs for the three and six months ended June 30, 2021, respectively. These costs were treated as a Net Investment by Parent (see Note 3).

Net Transfers From our parent

The Company received funding from BitNile to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $2.3 million and $1.8 million from BitNile for the six months ended June 31, 2022 and 2021, respectively. Such amounts are reflected in the Net Parent Investment (see Note 3).

Revenue From related parties

The Company recognized revenue from subsidiaries of BitNile. During the three and six months ended June 30, 2022, the Company recognized $2,000 and during the three and six months ended June 30, 2021, the Company recognized $9,000 of revenue from BitNile’s subsidiaries.

9. RELATED PARTY TRANSACTIONS

Allocation of General Corporate Expenses

BitNile provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under BitNile. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of BitNile. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. BitNile allocated $330,000 and $490,000 of costs for the years ended December 31, 2021 and 2020, respectively. These costs were treated as a Net Investment by Parent (see Note 3).

Net Transfers From our parent

The Company received funding from BitNile to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $4.2 million and $0.6 million from BitNile for the years ended December 31, 2021 and 2020, respectively. Such amounts are reflected in the Net Parent Investment (see Note 3).

Sales to related party

The Company recognized $23,000 and $18,000 in revenue in the years ended December 31, 2021 and 2020, respectively, from arm’s length sales to another subsidiary of BitNile.